INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

Figures in millions - US Dollars	Goodwill	Other	Total

Cost
Balance at 1 January 2022	119	95	214
Additions	—	1	1
Translation	(6)	(1)	(7)
Balance at 31 December 2022	113	95	208
Accumulated amortisation and impairments
Balance at 1 January 2022	—	92	92
Amortisation for the year	—	1	1
Impairment of goodwill	8	—	8
Translation	—	1	1
Balance at 31 December 2022	8	94	102
Net book value at 31 December 2022	105	1	106
Cost
Balance at 1 January 2023	105	95	200
Additions	—	1	1
Transfers and other movements(1)	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	105	95	200
Accumulated amortisation and impairments
Balance at 1 January 2023	—	94	94
Amortisation for the year	—	1	1
Translation	—	(2)	(2)
Balance at 31 December 2023	—	93	93
Net book value at 31 December 2023	105	2	107
Cost
Balance at 1 January 2024	105	95	200
Additions	—	1	1
Translation	(10)	—	(10)
Balance at 31 December 2024	95	96	191
Accumulated amortisation and impairments
Balance at 1 January 2024	—	93	93
Amortisation for the year	—	1	1
Translation	—	(1)	(1)
Balance at 31 December 2024	—	93	93
Net book value as 31 December 2024	95	3	98
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.

Schedule of goodwill impairment assumptions	Based on an analysis carried out by the Group in 2024, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2024
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	166	566
Based on an analysis carried out by the Group in 2023, the carrying value and fair value less costs to dispose of the CGU that includes significant goodwill is:

	2023
Figures in millions - US Dollars	Carrying Value	Fair value less costs to dispose
Sunrise Dam	228	263
Based on an analysis carried out by the Group in 2022, the carrying value and value in use of the CGU that includes significant goodwill is:

	2022
Figures in millions - US Dollars	Carrying Value	Value in use
Sunrise Dam	230	293